Trade and other receivables - current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 141,937	$ 117,824
Trade receivables - TI Pool	40,623	56,568
Accrued income	39,874	9,237
Accrued interest	361	236
Deferred charges	56,171	45,072
Deferred fulfillment costs	11,424	1,126
Other receivables	30,247	3,691
Lease receivables	0	1,263
Derivatives	206	866
Total trade and other receivables	$ 320,843	$ 235,883